Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000815425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2015